Schedule of Investments (unaudited)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.4%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27
(Call 08/15/23)(a)	$150	$136,638
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	75	69,425
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)	121	94,602
		300,665
Aerospace & Defense — 3.8%
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/23)(a)	225	224,998
Howmet Aerospace Inc., 5.90%, 02/01/27	75	76,294
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(a)	60	55,650
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	120	116,714
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/23)	312	297,954
7.50%, 03/15/27 (Call 03/15/23)	65	65,497
		837,107
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/23)(a)	59	57,533
Airlines — 0.6%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	65	63,636
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28(b)	70	60,346
		123,982
Apparel — 0.3%
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/23)(a)	60	58,543
Auto Manufacturers — 3.4%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/23)(a)	45	42,664
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	88	79,456
4.13%, 08/17/27 (Call 06/17/27)	145	133,602
4.27%, 01/09/27 (Call 11/09/26)	103	96,828
4.95%, 05/28/27 (Call 04/28/27)	170	163,168
7.35%, 11/04/27 (Call 10/04/27)	175	183,526
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27
(Call 07/01/27)(a)(b)	57	47,529
		746,773
Auto Parts & Equipment — 2.0%
American Axle & Manufacturing Inc., 6.50%, 04/01/27
(Call 04/01/23)(b)	56	51,655
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27
(Call 05/15/23)(a)(b)	230	229,312
Dana Inc., 5.38%, 11/15/27 (Call 11/15/23)(b)	45	42,943
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27
(Call 12/15/26)(b)	80	75,164
IHO Verwaltungs GmbH, 6.00%, 05/15/27 (Call 05/15/23),
(6.75% PIK)(a)(c)	51	47,217
		446,291
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 01/15/24)(a)	70	58,256
Building Materials — 1.1%
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(a)	60	57,775
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/23)(a)(b)	50	40,804
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 02/15/23)(a)	100	95,227
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 03/15/23)(a)(b)	40	39,871
		233,677
Security	Par (000)	Value

Chemicals — 2.2%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	$70	$59,379
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	60	56,683
Cheever Escrow Issuer LLC, 7.13%, 10/01/27
(Call 10/01/24)(a)(b)	40	39,171
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	60	55,558
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	35	32,514
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	80	76,473
Olin Corp., 5.13%, 09/15/27 (Call 03/15/23)	60	58,254
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	40	35,267
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(a)	85	79,306
		492,605
Commercial Services — 5.5%
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)	40	34,070
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 07/15/23)(a)	124	118,457
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/23)(a)	60	55,656
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)	70	68,625
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27 (Call 07/15/23)(a)(b)	48	45,142
5.75%, 07/15/27 (Call 07/15/23)(a)	40	37,615
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/23)(a)	70	65,662
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	30	26,308
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	68	62,221
9.50%, 11/01/27 (Call 11/01/23)(a)	70	69,442
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)	140	134,096
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	45	42,313
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27 (Call 08/31/26)(a)	117	104,095
Sabre GLBL Inc., 11.25%, 12/15/27 (Call 06/15/25)(a)	65	68,897
Service Corp. International/U.S., 4.63%, 12/15/27
(Call 12/15/23)	65	62,113
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)	90	87,028
United Rentals North America Inc.
3.88%, 11/15/27 (Call 03/03/23)	90	85,462
5.50%, 05/15/27 (Call 05/15/23)	59	58,640
		1,225,842
Computers — 1.0%
NCR Corp., 5.75%, 09/01/27 (Call 09/01/23)(a)	60	58,533
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(a)	60	55,899
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	60	58,211
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	60	45,486
		218,129
Distribution & Wholesale — 0.9%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	80	74,790
IAA Inc., 5.50%, 06/15/27 (Call 06/15/23)(a)	61	61,209
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)	60	58,256
		194,255
Diversified Financial Services — 2.6%
Advisor Group Holdings Inc., 10.75%, 08/01/27
(Call 08/01/23)(a)	40	41,334
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)	59	60,845
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(a)	50	45,592
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/23)(a)	45	42,822
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27
(Call 01/15/24)(a)	72	66,929
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	85	77,641
OneMain Finance Corp., 3.50%, 01/15/27 (Call 01/15/24)	88	76,866

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%,
02/01/27 (Call 02/01/24)(a)	$45	$43,041
United Wholesale Mortgage LLC, 5.75%, 06/15/27
(Call 06/15/24)(a)	60	53,879
VistaJet Malta Finance PLC/XO Management Holding Inc.,
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	60	58,061
		567,010
Electric — 2.6%
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	174	166,269
NextEra Energy Operating Partners LP, 4.50%, 09/15/27
(Call 06/15/27)(a)	65	61,230
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/23)	48	48,040
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/23)(a)	155	145,793
5.63%, 02/15/27 (Call 02/15/23)(a)	155	150,200
		571,532
Electrical Components & Equipment — 0.1%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)	35	32,331
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	115	112,987
Promontoria Holding 264 BV, 7.88%, 03/01/27
(Call 03/01/24)(a)(b)	45	42,554
		155,541
Entertainment — 4.3%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	67	59,942
Caesars Entertainment Inc., 8.13%, 07/01/27
(Call 07/01/23)(a)(b)	210	213,150
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/23)(b)	61	59,028
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/23)(a)	72	69,881
International Game Technology PLC, 6.25%, 01/15/27
(Call 07/15/26)(a)	88	88,357
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	110	101,744
6.50%, 05/15/27 (Call 05/15/23)(a)	141	141,785
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(a)(b)	50	45,201
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	45	41,481
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 01/15/24)(a)(b)	45	42,290
Six Flags Entertainment Corp., 5.50%, 04/15/27
(Call 04/15/23)(a)(b)	61	57,574
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%,
11/01/27 (Call 11/01/23)(a)	40	37,556
		957,989
Environmental Control — 0.5%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/23)(a)(b)	65	62,701
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/23)(a)	55	46,515
		109,216
Food — 1.7%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 4.63%, 01/15/27
(Call 01/15/24)(a)	161	152,825
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/23)(b)	65	52,543
Performance Food Group Inc., 5.50%, 10/15/27
(Call 10/15/23)(a)	123	118,701
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/23)(a)	55	54,232
		378,301
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%,
05/20/27 (Call 02/20/27)	62	58,431
Security	Par (000)	Value

Health Care - Products — 0.3%
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/23)	$60	$57,322
Health Care - Services — 4.1%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27
(Call 07/15/23)(a)	60	56,994
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)	225	199,138
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	85	80,373
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/23)(a)	130	126,385
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 03/03/23)(a)	70	61,198
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 04/15/23)(a)(b)	45	46,140
Tenet Healthcare Corp.
5.13%, 11/01/27	195	187,711
6.25%, 02/01/27	159	155,422
		913,361
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%,
05/15/27 (Call 11/15/26)	170	159,027
Home Builders — 1.7%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/23)(b)	41	36,997
Brookfield Residential Properties Inc./Brookfield Residential U.S.
LLC, 6.25%, 09/15/27 (Call 09/15/23)(a)	70	62,375
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/23)	61	60,379
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	35	35,783
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/23)(a)	61	55,808
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	35	33,732
Taylor Morrison Communities Inc., 5.88%, 06/15/27
(Call 03/15/27)(a)	61	60,002
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	35	32,941
		378,017
Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27 (Call 06/15/27)	60	60,324
Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	89	81,618
6.75%, 10/15/27 (Call 10/15/23)(a)	159	148,892
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(a)(b)	55	54,007
		284,517
Internet — 2.6%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)	55	46,990
Cogent Communications Group Inc., 7.00%, 06/15/27
(Call 06/15/24)(a)	55	54,494
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/23)(a)	35	34,723
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%,
12/01/27 (Call 06/01/23)(a)	70	67,805
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	58	46,560
Match Group Holdings II LLC, 5.00%, 12/15/27
(Call 12/15/23)(a)	52	49,871
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)	40	36,529
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)	105	106,471
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/23)(a)	140	142,098
		585,541
Iron & Steel — 1.2%
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/23)	40	38,691
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/23)(b)	65	63,906

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	$75	$77,040
8.13%, 05/01/27 (Call 05/01/23)(a)	80	80,667
		260,304
Leisure Time — 4.4%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)	415	344,354
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	106	108,953
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	42	41,125
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	120	111,732
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (Call 10/15/26)(a)	120	104,266
7.50%, 10/15/27	35	32,599
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	145	153,917
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/23)(a)(b)	100	85,275
		982,221
Lodging — 3.3%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/23)	120	114,116
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/23)	70	67,824
Melco Resorts Finance Ltd., 5.63%, 07/17/27 (Call 03/02/23)(d)	72	65,798
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)	90	80,796
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)(b)	78	75,352
Sands China Ltd., 2.80%, 03/08/27 (Call 02/08/27)	80	69,955
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)(b)	40	38,584
Travel + Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	45	44,130
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%,
05/15/27 (Call 02/15/27)(a)	105	99,172
Wynn Macau Ltd., 5.50%, 10/01/27 (Call 10/01/23)(a)	90	80,544
		736,271
Machinery — 0.9%
Granite US Holdings Corp., 11.00%, 10/01/27
(Call 10/01/23)(a)(b)	37	39,013
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	185	170,940
		209,953
Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/23)(a)	45	44,235
Media — 11.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%,
05/01/27 (Call 05/01/23)(a)	380	362,106
CSC Holdings LLC, 5.50%, 04/15/27 (Call 04/15/23)(a)	155	136,456
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	440	398,534
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	300	311,133
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/23)(a)	90	81,791
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 08/15/23)(a)	88	78,896
8.38%, 05/01/27 (Call 05/01/23)	150	134,473
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27
(Call 10/15/23)(a)	137	133,464
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 08/15/27 (Call 08/15/23)(a)	40	37,928
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)	210	200,063
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)	55	49,125
Sinclair Television Group Inc., 5.13%, 02/15/27
(Call 08/15/23)(a)	35	31,040
Sirius XM Radio Inc., 5.00%, 08/01/27 (Call 08/01/23)(a)	175	165,609
Univision Communications Inc., 6.63%, 06/01/27
(Call 06/01/23)(a)	175	171,456
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/23)(a)	70	67,498
Security	Par (000)	Value

Media (continued)
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/24)(a)(b)	$75	$70,977
		2,430,549
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 09/30/23)(a)	40	38,173
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/23)	45	33,322
		71,495
Mining — 0.8%
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 12/01/23)(a)	60	58,891
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27
(Call 06/15/27)(a)	70	66,587
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	50	46,682
		172,160
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	49	41,157
Oil & Gas — 5.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/01/27 (Call 11/01/26)(a)	40	49,528
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)(b)	55	56,915
Calumet Specialty Products Partners LP/Calumet Finance
Corp., 8.13%, 01/15/27 (Call 01/15/24)(a)	40	38,866
Centennial Resource Production LLC, 6.88%, 04/01/27
(Call 04/01/23)(a)	40	39,222
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/23)(a)	43	42,807
Earthstone Energy Holdings LLC, 8.00%, 04/15/27
(Call 04/15/24)(a)	65	63,402
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(a)	35	34,367
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)	75	76,944
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27
(Call 05/15/23)(a)	55	53,424
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/23)	65	64,093
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/15/24)(a)	80	80,104
Occidental Petroleum Corp., 8.50%, 07/15/27 (Call 01/15/27)	60	66,381
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/23)(a)	60	57,638
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/24)	50	48,826
Southwestern Energy Co., 7.75%, 10/01/27 (Call 10/01/23)	50	52,138
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27
(Call 04/15/23)	70	69,966
Transocean Inc.
8.00%, 02/01/27 (Call 02/01/23)(a)	70	64,207
11.50%, 01/30/27 (Call 07/30/23)(a)	80	83,534
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/23)(a)	59	58,205
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(a)	50	48,409
		1,148,976
Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/23)(a)	60	58,744
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	60	53,379
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	75	76,351
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 09/01/27 (Call 09/01/23)	90	87,326
		275,800
Packaging & Containers — 3.6%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/23),
(7.25% PIK)(a)(c)	105	82,282
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(a)	70	70,003
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
5.25%, 08/15/27 (Call 08/15/23)(a)	215	176,739

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	$60	$58,983
Graphic Packaging International LLC, 4.75%, 07/15/27
(Call 04/15/27)(a)(b)	35	33,675
LABL Inc., 10.50%, 07/15/27 (Call 07/15/23)(a)	84	79,882
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27
(Call 05/15/23)(a)(b)	72	70,782
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group
Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)	120	107,801
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)	50	46,240
Trivium Packaging Finance BV, 8.50%, 08/15/27
(Call 08/15/23)(a)(b)	80	76,999
		803,386
Pharmaceuticals — 0.9%
Bausch Health Cos. Inc.
5.75%, 08/15/27 (Call 08/15/23)(a)	57	38,444
6.13%, 02/01/27 (Call 02/01/24)(a)	120	81,813
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/01/23)(a)	70	71,467
		191,724
Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/23)(a)(b)	75	72,732
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	45	40,702
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 5.63%, 05/01/27 (Call 05/01/23)(a)	70	66,949
EQM Midstream Partners LP
6.50%, 07/01/27 (Call 01/01/27)(a)	107	104,651
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	60	60,166
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(a)(b)	60	60,404
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%,
01/15/27 (Call 01/15/24)	115	113,530
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27
(Call 08/01/23)	45	43,424
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%,
04/15/27 (Call 04/15/24)(a)	45	44,572
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27
(Call 01/01/24)(a)	45	43,873
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)	65	62,608
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27 (Call 03/01/23)(a)	50	47,549
		761,160
Real Estate Investment Trusts — 4.0%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)	45	39,706
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27
(Call 10/01/23)(a)(b)	90	79,228
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	60	50,665
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/23)(a)	120	113,234
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp., 4.25%, 02/01/27 (Call 02/01/23)(a)	75	66,093
MPT Operating Partnership LP/MPT Finance Corp., 5.00%,
10/15/27 (Call 09/07/23)(b)	166	140,366
Office Properties Income Trust, 2.40%, 02/01/27 (Call 01/01/27)	40	30,610
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/23)	80	75,073
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	175	161,661
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)	45	37,000
5.50%, 12/15/27 (Call 09/15/27)	54	47,875
Security	Par/ Shares (000)	Value

Real Estate Investment Trusts (continued)
Starwood Property Trust Inc., 4.38%, 01/15/27 (Call 07/15/26)(a)	$59	$53,075
		894,586
Retail — 2.4%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	45	43,587
Bath & Body Works Inc., 6.69%, 01/15/27(b)	35	35,153
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27
(Call 04/01/23), (8.50% PIK)(a)(c)	49	36,584
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)	87	84,900
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/23)(a)	45	41,864
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/23)	35	34,368
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	40	34,510
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/23)(a)	35	34,672
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	70	53,067
Staples Inc., 10.75%, 04/15/27 (Call 04/15/23)(a)(b)	120	90,913
Suburban Propane Partners LP/Suburban Energy Finance
Corp., 5.88%, 03/01/27 (Call 03/01/23)	40	38,712
		528,330
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/23)(a)	60	60,209
Software — 1.0%
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/23)(a)	235	225,910
Telecommunications — 5.8%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/23)(a)	185	158,787
Altice France SA/France, 8.13%, 02/01/27 (Call 08/01/23)(a)	205	192,130
CommScope Inc., 8.25%, 03/01/27 (Call 03/01/23)(a)(b)	120	102,030
CommScope Technologies LLC, 5.00%, 03/15/27
(Call 03/15/23)(a)	88	67,205
Frontier Communications Holdings LLC, 5.88%, 10/15/27
(Call 10/15/23)(a)	135	128,825
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	90	77,951
4.63%, 09/15/27 (Call 09/15/23)(a)	120	101,778
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/23)(a)	145	122,383
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	60	62,706
Nokia OYJ, 4.38%, 06/12/27.	60	57,799
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/23)(a)	70	65,334
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 03/03/23)(a)	175	139,094
		1,276,022
Toys, Games & Hobbies — 0.3%
Mattel Inc., 5.88%, 12/15/27 (Call 12/15/23)(a)(b)	72	72,091
Transportation — 0.5%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27
(Call 06/15/23)(a)	72	67,998
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(a)	40	41,107
		109,105
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	45	46,315

Total Long-Term Investments — 97.7%
(Cost: $22,361,517)		21,604,077

Short-Term Securities

Money Market Funds — 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
4.56%(e)(f)(g)	2,725	2,726,584

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.18%(e)(f)	140	$140,000

Total Short-Term Securities — 12.9%
(Cost: $2,864,535)		2,866,584

Total Investments — 110.6%
(Cost: $25,226,052)		24,470,661

Liabilities in Excess of Other Assets — (10.6)%		(2,351,725)

Net Assets — 100.0%		$22,118,936

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,835,467	$—		$(111,378	)(a)	$341	$2,154	$2,726,584	2,725	$4,705	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	120,000	(a)	—		—	—	140,000	140	671		—
						$341	$2,154	$2,866,584		$5,376		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,604,077	$—	$21,604,077
Short-Term Securities
Money Market Funds	2,866,584	—	—	2,866,584
	$2,866,584	$21,604,077	$—	$24,470,661

Portfolio Abbreviation

PIK             Payment-in-kind

REIT          Real Estate Investment Trust